Installment Payment Receivables, Net - Summary of sales type lease net investment in lease before allowance or credit loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sales-Type Lease, Net Investment in Lease, before Allowance for Credit Loss, Alternative [Abstract]
Current portion of installment payment receivables, net	¥ 1,294,665	¥ 887,202
Non-current portion of installment payment receivables, net	2,188,643	1,863,492
Total	¥ 3,483,308	¥ 2,750,694